UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23127)

GoodHaven Funds Trust
(Exact name of registrant as specified in charter)

374 Millburn Avenue, Suite 306

Millburn, New Jersey 07041
(Address of principal executive offices) (Zip code)

Larry Pitkowsky

374 Millburn Avenue, Suite 306
Millburn, New Jersey 07041
(Name and address of agent for service)

305-677-7650

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

GoodHaven Fund
GOODX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/.  You can also request this information by contacting us at 1-855-654-6639.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GoodHaven Fund	$53	1.10%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$250,291,867
Number of Holdings	27
Portfolio Turnover	5%
Visit https://www.goodhavenfunds.com/performance/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers	(%)
Berkshire Hathaway, Inc. - Class B	17.3%
TerraVest Industries, Inc.	7.8%
Alphabet, Inc. - Class C	7.3%
EXOR NV	6.0%
United States Treasury Bills	6.0%
Bank of America Corp.	5.6%
Jefferies Financial Group, Inc.	4.7%
Chubb Ltd.	4.6%
Builders FirstSource, Inc.	4.3%
The Progressive Corp.	4.0%

Top Industries	(%)
Diversified Holding Companies	17.3%
Property/Casualty Insurance	8.6%
Oil & Gas Exploration & Production	8.4%
Oil & Gas Equipment & Services	7.8%
Investment Management	7.4%
Interactive Media & Services	7.3%
Banks-Diversified	6.5%
Industrial Conglomerate	6.0%
Capital Markets	4.7%
Cash & Other	26.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.goodhavenfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your GoodHaven Fund documents not be householded, please contact GoodHaven Fund at 1-855-654-6639, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by GoodHaven Fund or your financial intermediary.
GoodHaven Fund	PAGE 1	TSR-SAR-38217G103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

GoodHaven Funds Trust
Core Financial Statements
May 31, 2025

GoodHaven Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.7%
Automobile Retailers - 1.9%
Asbury Automotive Group, Inc.(a)	21,003	$4,786,793
Banks-Diversified - 6.5%
Bank of America Corp.	319,500	14,099,535
JPMorgan Chase & Co.	8,000	2,112,000
		16,211,535
Capital Markets - 4.7%
Jefferies Financial Group, Inc.	242,512	11,786,083
Diversified Holding Companies - 17.3%
Berkshire Hathaway, Inc. - Class B(a)	85,800	43,239,768
General Building Materials - 4.3%
Builders FirstSource, Inc.(a)	99,400	10,703,392
Home Builder - 4.4%
Lennar Corp. - Class B	93,762	9,498,091
Toll Brothers, Inc.	15,000	1,563,750
		11,061,841
Industrial Conglomerate - 6.0%
EXOR NV	156,362	15,055,464
Interactive Media & Services - 7.3%
Alphabet, Inc. - Class C	106,200	18,356,670
Investment Management - 7.4%
Brookfield Asset Management Ltd. - Class A	9,201	516,176
Brookfield Corp.	154,548	8,920,511
KKR & Co., Inc.	75,000	9,109,500
		18,546,187
Mortgage Banking - 0.5%
Guild Holdings Co. - Class A	85,011	1,157,850
Oil & Gas Equipment & Services - 7.8%
TerraVest Industries, Inc.	158,300	19,522,917
Oil & Gas Exploration & Production - 7.3%
Devon Energy Corp.	329,161	9,960,412
Vitesse Energy, Inc.	399,814	8,368,107
		18,328,519
Oil & Gas Infrastructure - 1.1%
Hess Midstream LP - Class A	75,667	2,799,679
Property/Casualty Insurance - 8.6%
Chubb Ltd.	38,500	11,442,200
The Progressive Corp.	35,000	9,972,550
		21,414,750

	Shares	Value
Technology Distributors - 3.6%
Arrow Electronics, Inc.(a)	76,438	$9,048,730
TOTAL COMMON STOCKS (Cost $117,169,138)		222,020,178
PREFERRED STOCKS - 1.7%
Government Agency - 1.7%
Federal National Mortgage Association
Series N, 5.50%, Perpetual	31,037	646,656
Series R, 7.63%, Perpetual	69,980	821,565
Series T, 8.25%, Perpetual	216,881	2,870,529
TOTAL PREFERRED STOCKS (Cost $820,675)		4,338,750
	Contracts
WARRANTS - 1.1%
Oil & Gas Exploration & Production - 1.1%
Occidental Petroleum Corp., Expires 08/03/2027, Exercise Price $22.00(a)	138,522	2,691,482
TOTAL WARRANTS (Cost $5,126,641)		2,691,482
	Par
SHORT-TERM INVESTMENTS - 6.0%
U.S. Treasury Bills - 6.0%
4.19%, 06/20/2025(b)	$10,000,000	9,978,843
4.21%, 07/17/2025(b)	5,000,000	4,973,625
TOTAL SHORT-TERM INVESTMENTS (Cost $14,951,630)		14,952,468
TOTAL INVESTMENTS - 97.5% (Cost $138,068,084)		$244,002,878
Money Market Deposit Account - 2.6%(c)		6,539,086
Liabilities in Excess of Other Assets - (0.1)%		(250,097)
TOTAL NET ASSETS - 100.0%		$250,291,867

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of May 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

1

GOODHAVEN FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

ASSETS
Investments in securities, at value (Cost $138,068,084) (Note 2)	$244,002,878
Cash equivalents	6,539,086
Receivables:
Dividends and interest	27,359
Fund shares sold	61,059
Total assets	250,630,382
LIABILITIES
Payables:
Fund shares redeemed	104,221
Management fees	191,695
Support services fees	42,599
Total liabilities	338,515
NET ASSETS	$250,291,867
Components of net assets
Paid-in capital	$140,094,096
Total distributable (accumulated) earnings (losses)	110,197,771
Net assets	$250,291,867
Net Asset Value (unlimited shares authorized):
Net assets	$250,291,867
Shares of beneficial interest issued and outstanding	5,133,910
Net asset value, offering and redemption price per share	$48.75

The accompanying notes are an integral part of these financial statements.

2

GOODHAVEN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income (net of $24,005 in foreign withholding taxes)	$2,486,227
Interest	1,053,509
Total investment income	3,539,736
EXPENSES
Management fees	1,242,482
Support services fees	276,107
Total expenses	1,518,589
Net investment income (loss)	2,021,147
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN CURRENCY
Net realized gain (loss) on transactions from investments & foreign currency	2,530,957
Net change in unrealized appreciation/depreciation on investments & foreign currency	(23,388,642)
Net realized and unrealized gain (loss)	(20,857,685)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,836,538)

The accompanying notes are an integral part of these financial statements.

3

GOODHAVEN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$2,021,147	$3,190,096
Net realized gain (loss) on investments & foreign currency	2,530,957	3,985,433
Change in unrealized appreciation/depreciation on investments & foreign currency	(23,388,642)	65,880,519
Net increase (decrease) in net assets resulting from operations	(18,836,538)	73,056,048
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(7,302,634)	(3,056,371)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares[1]	(46,238,750)	49,648,518
Total increase (decrease) in net assets	(72,377,922)	119,648,195
NET ASSETS
Beginning of period	322,669,789	203,021,594
End of period	$250,291,867	$322,669,789

[1]	Summary of capital share transactions is as follows:

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30, 2024
	Shares	Value	Shares	Value
Shares sold	576,782	$28,556,713	2,045,055	$95,476,579
Shares issued on reinvestment of distributions	132,741	6,721,987	68,245	2,762,562
Shares redeemed	(1,660,584)	(81,517,450)	(1,044,050)	(48,590,623)
Net increase (decrease)	(951,061)	$(46,238,750)	1,069,250	$49,648,518

The accompanying notes are an integral part of these financial statements.

4

GOODHAVEN FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value at beginning of period	$53.03	$40.48	$33.79	$34.89	$26.08	$24.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.36	0.57	0.46	0.12	0.05	0.10
Net realized and unrealized gain (loss) on investments	(3.44)	12.59	6.35	(1.17)	8.88	1.82
Total from investment operations	(3.08)	13.16	6.81	(1.05)	8.93	1.92
LESS DISTRIBUTION:
From net investment income	(0.54)	(0.37)	(0.12)	(0.05)	(0.12)	(0.32)
From net realized gain	(0.66)	(0.24)	—	—	—	—
Total distributions	(1.20)	(0.61)	(0.12)	(0.05)	(0.12)	(0.32)
Paid-in capital from redemption fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value at end of period	$48.75	$53.03	$40.48	$33.79	$34.89	$26.08
Total return	−5.90%[3]	32.97%	20.25%	−3.02%	34.39%	7.93%
SUPPLEMENTAL DATA/RATIOS:
Net assets at end of period (millions)	$250.3	$322.7	$203.0	$107.0	$107.0	$84.0
Portfolio turnover rate	5%[3]	6%	14%	17%	13%	32%
Ratio of expenses to average net assets	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	1.46%[4]	1.22%	1.25%	0.37%	0.15%	0.44%

[1]	Calculated using the average shares method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of these financial statements.

5

GOODHAVEN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The GoodHaven Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on April 8, 2011.
The Fund’s investment objective is to seek long-term growth of capital.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange- traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then the closing price will be used.
Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Trustees (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

GOODHAVEN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025. See the Schedule of Investments for the industry and security type breakouts.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$ 222,020,178	$—	$ —	$222,020,178
Preferred Stocks	3,692,094	646,656	—	4,338,750
Warrants	2,691,482	—	—	2,691,482
Short-Term Investments	—	14,952,468	—	14,952,468
Total Investments	$ 228,403,754	$ 15,599,124	$—	$ 244,002,878

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Fund may invest, at the time of purchase, up to 10% of the Fund’s net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund’s exposure to certain selected securities. The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund’s participation in a market advance.
The Fund did not hold options contracts as of May 31, 2025.
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2025:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts: Put Options Purchased	Realized and Unrealized Gain (Loss) on Investments & Foreign Currency	$(14,253)	$ —

7

GOODHAVEN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized gain (loss) or unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized gain (loss) on investments and foreign currency and with net unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.
Net investment losses incurred after December 31, and within the taxable year may be deferred and are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s prior fiscal year-ended November 30, 2024, the Fund did not have any capital loss carryovers.
As of May 31, 2025, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies their major tax jurisdictions as U.S. Federal and the State of Delaware. As of May 31, 2025, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends from REITs and MLPs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex- dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. Prior to November 1, 2023, the Fund charged a 2.00% redemption fee on shares held less than 60 days.

8

GOODHAVEN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Options Contracts. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less that the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The following table indicates the average volume when in use for the six months ended May 31, 2025:

Average notional value of: Options purchased	$—

K.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Investment Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

9

GOODHAVEN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Agreement, the Advisor provides all investment advice, office space and certain administrative services, and most of the personnel needed by the Fund. Under the Advisory Agreement, the Advisor is entitled to receive a monthly management fee calculated daily and payable monthly equal to 0.90% of the Fund’s average daily net assets. The amount of Management fees incurred by the Fund for the six months ended May 31, 2025, is disclosed in the Statement of Operations.
The Fund has also entered into a Support Services Agreement (the “Support Agreement”) with the Advisor. Under this agreement, the Advisor is responsible for paying all of the Fund’s other normal day-to-day operational expenses, such as administrative, custody, transfer agency, fund accounting, legal and audit. The support services fee does not cover the following other expenses: (a) any charges associated with the execution of portfolio transactions, such as brokerage commissions, transaction charges or other transaction-related expenses (such as stamp taxes), (b) taxes, acquired fund fees and expenses, if any, imposed on the Fund, (c) interest, if any, on any Fund borrowings, or (d) extraordinary Fund legal expenses incurred outside of the normal operation of the Fund, such as legal fees, arbitration fees, or related expenses in connection with any actual or threatened arbitration, mediation, or litigation. Under the Support Agreement, the Advisor is entitled to receive a monthly fee calculated daily and payable monthly equal to 0.20% of the Fund’s average daily net assets. The amount of support services fees incurred by the Fund for the six months ended May 31, 2025, is disclosed in the Statement of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
Investment transactions (excluding short-term investments) for the six months ended May 31, 2025, were as follows:

Purchases at Cost	Sales or Maturity Proceeds
$16,839,948	$11,477,297

There were no purchases or sales/maturities of long-term U.S. Government securities for the six months ended May 31, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended May 31, 2025 and the year ended November 30, 2024, was as follows:

	May 31, 2025	November 30, 2024
Ordinary income	$3,936,925	$1,837,705
Long-term capital gains	$3,365,709	$1,218,666

10

GOODHAVEN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
As of the Fund’s prior fiscal year-ended November 30, 2024, the components of distributable earnings on a tax basis were as follows:

Cost of investments[1]	$179,741,849
Gross tax unrealized appreciation	134,166,567
Gross tax unrealized depreciation	(4,752,097)
Net unrealized appreciation (depreciation)	129,414,470
Undistributed ordinary income	3,715,376
Undistributed long-term capital gain	3,365,697
Total distributable earnings	7,081,073
Other accumulated gain/(loss)	(158,600)
Total accumulated gain/(loss)	$136,336,943

[1]	At November 30, 2024 the difference in the basis for federal income tax purposes and financial reporting purposes is due to the partnership adjustment.
NOTE 6 – OTHER MATTERS
Local, state, regional, national, or global factors or events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, economic, social, natural and other factors or events, including war (e.g., Russia’s invasion of Ukraine, Israeli-Palestinian conflict), military conflict, terrorism, trade disputes, tariff arrangements, sanctions, cybersecurity attacks, government shutdowns, market closures, recessions, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The extent and duration of such factors and events and resulting market disruptions cannot be predicted. Such events may have significant adverse direct or indirect effects on the Fund and its investments. Economies and financial markets throughout the world are becoming increasingly interconnected, which increase the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
NOTE 7 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

11

GOODHAVEN FUND
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (855) 654-6639 and on the Fund’s website at www.goodhavenfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 654-6639 or through the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for the first and third quarters with the SEC on Form N-PORT. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-PORT is available without charge, upon request, by calling (855) 654-6639. Furthermore, you can obtain the Form N-PORT on the SEC’s website at www.sec.gov.
HOUSEHOLDING
In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at (855) 654-6639 to request individual copies of these documents. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
INFORMATION ABOUT THE FUND’S TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 654-6639. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.goodhavenfunds.com.

12

GoodHaven Fund
Advisor
GOODHAVEN CAPITAL MANAGEMENT, LLC
374 Millburn Avenue, Suite 306
Millburn, New Jersey 07041
Distributor
QUASAR DISTRIBUTORS, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant & Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-OK-GOODX
(1-855-654-6639)
Independent Registered Public Accounting Firm
TAIT WELLER
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
BLANK ROME LLP
1271 Avenue of the Americas
New York, New York 10020
GoodHaven Fund
855-OK-GOODX (855-654-6639)
www.goodhavenfunds.com
Symbol – GOODX
CUSIP – 38217G103

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

For the six months ended May 31, 2025, trustee fees paid by the Trust were $17,325.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GoodHaven Funds Trust

By (Signature and Title)*	/s/ Larry Pitkowsky
Larry Pitkowsky, President and Principal Executive Officer

Date	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Larry Pitkowsky
Larry Pitkowsky, President and Principal Executive Officer

Date	July 30, 2025

By (Signature and Title)*	/s/ Lynn Iacona
Lynn Iacona, Treasurer and Principal Financial Officer

Date	July 30, 2025